Semi Annual Report

June 30, 1998

Templeton Developing
Markets Trust

[LOGO](R)
Franklin(R) Templeton(R)


PAGE

Franklin Templeton
50
Celebrating Over 50 Years [LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PHOTO OF J. MARK MOBIUS APPEARS HERE]

J. MARK MOBIUS, PH.D.
President
Templeton Developing
Markets Trust


Dr. Mobius, a German citizen, has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of the business practices and customs that are unique to developing nations.



PAGE


CONTENTS

Shareholder Letter ........   1

Performance Summaries
   Class I ................   6
   Class II ...............   8
   Advisor Class ..........  10

Travel Letter .............  12

Financial Highlights &
Statement of Investments ..  14

Financial Statements ......  33

Notes to Financial
Statements ................  36

Fund Category

[PYRAMID GRAPH]


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Objective: Templeton Developing Markets Trust seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing market issuers.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report of Templeton Developing Markets Trust covers the six months ended June 30, 1998. During this period, the economies of many Asian countries suffered severely due to continuing currency crises in the region, and most emerging stock markets around the world performed poorly. Within this environment, the Fund's Class I shares provided a -17.55% six-month cumulative total return, as discussed in the Performance Summary on page 6. We understand that declines such as this are unsettling for many investors, but we urge you not to lose heart. As you know, we have always recommended that shareholders focus on the long term, and we remain optimistic about the long-term prospects for developing markets.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 17 of this report.





PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/98

[PIE CHART APPEARS  HERE]

Asia                30.4%
Latin America       29.7%
Europe              10.3%
Mid-East/Africa      4.0%
Short-Term
Investments & Other
Net Assets          25.6%

In Asia, Thailand's stock market declined 19% during the reporting period, as tight credit conditions and weak Asian demand hurt the country's export sector.
(1) The Korean stock market was adversely affected by increased corporate bankruptcies and Hong Kong's Hang Seng Index fell 19% as rising unemployment and falling property prices affected its economy.(2) China's Shanghai "B" and Shenzhen "B" indices lost 29% and 18%, respectively,(2) as China's government raised interest rates to avoid a currency devaluation, which could cause renewed instability in other countries.

The "Asian contagion" also spread to other emerging markets, as many investors did not appear to discriminate among regions and countries. In Brazil, uncertainties over the breakup of Telecomunicacoes Brasileiras SA and worries about the budget deficit contributed to a volatile Bovespa Index. And although Mexican corporate earnings were positive for the first quarter of 1998, investors, in general, reacted negatively to falling oil prices and concerns over the currency crisis' impact on Mexican exports. During the period under review, the Brazilian and Mexican markets declined 8% and 26%, respectively.(1) Russia's was one of the world's worst performing stock markets. Many investors were skeptical about the government's plans to achieve fiscal reform and improve tax collection practices, and additional Western aid appears necessary to achieve short-term stabilization.

However, not all emerging stock markets fared poorly. The Greek stock market climbed to an all-time high as the government's


1. Market return is measured in U.S. dollars and includes reinvested dividends.

2. Market return is measured in U.S. dollars and includes reinvested dividends. An index is an unmanaged group of securities that is used to measure market performance. One cannot invest directly in an index.

2


PAGE

commitment to privatization, and to meeting the requirements for eventual membership in the European Monetary Union (EMU), contributed to increased market liquidity and healthy earnings growth. Portugal's stock market also benefited from the success of strict fiscal policies implemented to join the EMU.

At year-end, the Fund owned investments in 35 countries, with Brazil being the largest country holding (11.4% of total net assets). Our largest regional holdings were in Asia (30.4%), followed by Latin America (29.7%), Europe (10.3%), and the Mid-East/Africa (4.0%). We also held 25.6% of the Fund's total net assets in short-term investments and other net assets, which should allow us to take advantage of opportunities the Asian crisis might create to purchase stocks offering long-term value.

Looking forward, we believe there is good reason for optimism about the future of emerging markets. Brazil's privatization program is still attracting foreign investors, and the country's US$71 billion in foreign reserves could help minimize any future pressure for an abrupt devaluation of the real.(3) And many Mexican companies could soon begin to report solid corporate earnings growth.

Asia, of course, remains a problem, but the discipline, hard work, high savings rate, and emphasis on education which helped build many Asian economies are still present in the region. Thailand is working to create a healthier banking system by recapitalizing its banks, and Korea is moving toward eliminating foreign investment

3. Icatu Securities. Brazilian Central Bank statistics for June 1998.



  Top 10 Holdings
  6/30/98

  Company,                                    % of Total
  Industry, Country                           Net Assets
--------------------------------------------------------------------------------
  Cemex SA, B
  Building Materials &
  Components, Mexico                             3.2%

  Telefonos de Mexico SA
  (Telmex), ADR, L
  Telecommunications, Mexico                     3.0%

  Telecomunicacoes
  Brasileiras SA (Telebras)
  Telecommunications, Brazil                     2.4%

  Akbank
  Banking, Turkey                                2.3%

  HSBC Holdings Plc
  Banking, Hong Kong                             2.0%

  Centrais Eletricas Brasileiras
  SA (Eletrobras)
  Utilities Electrical & Gas, Brazil             2.0%

  Electricidad de Caracas
  SAICA SAICA
  Utilities Electrical & Gas,
  Venezuela                                      1.8%

  Banco Comercial Portugues SA
  Banking, Portugal                              1.6%

  Alpha Credit Bank
  Banking, Greece                                1.5%

  Petroleo Brasileiro SA
  (Petrobras), pfd.
  Energy Sources, Brazil                         1.4%

                                                                               3

PAGE


  Top 10 Countries
  6/30/98

                    % of Total
  Country           Net Assets
--------------------------------------------------------------------------------
  Brazil                 11.4%
  Mexico                  9.5%
  Turkey                  5.7%
  Hong Kong               5.3%
  India                   4.0%
  Thailand                3.6%
  Singapore               3.3%
  Argentina               2.8%
  South Africa            2.7%
  Greece                  2.3%


restrictions to stimulate merger and acquisition activities and allow companies to reduce their debt burdens. Hong Kong's long-term prospects appear bright based on its track record in crisis management, and China's substantial foreign reserves and current account surplus may be able to absorb temporary export declines. Of course, there should be no illusions that Asia's deep-rooted problems will be resolved easily; economic adjustments take time, and difficulties are bound to arise along the way to recovery.

In conclusion, we believe the current emerging market crisis represents an opportunity to purchase many stocks at attractive prices. Our strategy will continue to be to focus on identifying and buying stocks of high-quality companies at distressed prices for long-term capital appreciation potential.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. Of course, investing in emerging markets involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases,

4


PAGE


severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong equity market has increased 785% in the last 15 years, but has suffered six quarterly declines of more than 20% during that time.(4) These special risks and other considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton Developing Markets Trust. We appreciate your support and welcome your comments.

Sincerely,


/s/ J. MARK MOBIUS, PH.D.

J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust


4. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended June 30, 1998. Market returns are measured in Hong Kong dollars.

                                                                               5

PAGE


PERFORMANCE SUMMARY

CLASS I

Templeton Developing Markets Trust - Class I produced a -17.55% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge. The Fund's share price, as measured by net asset value, decreased $2.36, from $12.94 on December 31, 1997, to $10.58 on June 30, 1998. During the reporting period, shareholders received per-share distributions of 6.0 cents ($0.06) in dividend income and 5.0 cents ($0.05) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.

6


PAGE

  CLASS I
  Periods ended 6/30/98

                                                                           Since
                                                                       Inception
                                                1-Year      5-Year  (10/17/91)
--------------------------------------------------------------------------------
  Cumulative Total Return(1)                    -37.83%     14.65%     32.67%
  Average Annual Total Return(2)                -41.40%      1.56%      3.39%
  Value of $10,000 Investment(3)                $5,860    $10,804    $12,504


                                  6/30/94     6/30/95     6/30/96    6/30/97     6/30/98
----------------------------------------------------------------------------------------
  One-Year Total Return(4)         23.45%       3.07%      14.13%     27.00%     -37.83%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the periods ended on the specified dates and does not include the sales charge.

On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which affects subsequent performance. All calculations assume reinvestment of distributions at net asset value. From October 17, 1991 to December 31, 1992, expense waivers by the Fund's Manager increased the Fund's total returns. If the Fund's Manager had not taken this action, the Fund's total returns would have been lower.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                                                               7


PAGE

Class II

Templeton Developing Markets Trust - Class II produced a -17.73% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges. The Fund's share price, as measured by net asset value, decreased $2.36, from $12.81 on December 31, 1997, to $10.45 on June 30, 1998. During the reporting period, shareholders received per-share distributions of 6.02 cents ($0.0602) in dividend income and
5.0 cents ($0.05) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.

8


PAGE

  CLASS II
  Periods ended 6/30/98

                                                                      Since
                                                                    Inception
                                                1-Year     3-Year    (5/1/95)
--------------------------------------------------------------------------------
  Cumulative Total Return(1)                    -38.19%    -11.78%    -8.55%
  Average Annual Total Return(2)                -39.78%     -4.42%    -3.09%
  Value of $10,000 Investment(3)                $6,022     $8,732    $9,056

                                                  6/30/96   6/30/97    6/30/98
--------------------------------------------------------------------------------
  One-Year Total Return(4)                         13.24%    26.04%    -38.19%


1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include sales charges.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

                                                                               9


PAGE


Advisor Class

Templeton Developing Markets Trust - Advisor Class produced a -17.49% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions. The Fund's share price, as measured by net asset value, decreased $2.35, from $12.93 on December 31, 1997, to $10.58 on June 30, 1998.
During the reporting period, shareholders received per-share distributions of
5.99 cents ($0.0599) in dividend income, and 5.0 cents ($0.05) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.

10


PAGE

  ADVISOR CLASS
  Periods ended 6/30/98

                                                                 Since
                                                               Inception
                                     1-Year*       5-Year*     (10/17/91)*
--------------------------------------------------------------------------------
Cumulative Total Return(1)           -37.69%         15.03%       33.11%
Average Annual Total Return(1)       -37.69%          2.84%        4.36%
Value of $10,000 Investment(2),*   $  6,231       $ 11,503      $13,311


                                    6/30/94    6/30/95    6/30/96    6/30/97    6/30/98
---------------------------------------------------------------------------------------
  One-Year Total Return(3),*         23.45%      3.07%     14.13%     27.13%    -37.69%

*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was -25.96%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of distributions at net asset value. From October 17, 1991 to December 31, 1992, expense waivers by the Fund's Manager increased the Fund's total returns. If the Fund's Manager had not taken this action, the Fund's total returns would have been lower.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                                                              11

PAGE

THE FOLLOWING LETTER WAS
WRITTEN BY DR. MOBIUS AFTER
A RECENT TRIP TO KOREA


We write this letter from Seoul, the capital of the Republic of Korea (South Korea). When I first arrived here in 1963, the country might have been described as a "basket case." It was still recovering from the Korean War, World War II, and before that, a long period of domination by Japan. Economic conditions were bad, and the government required that the white rice loved by Koreans be mixed with barley or beans to make it go further, and to enrich it with proteins and vitamins. Even so, many Koreans endured a meager diet and went to bed hungry.

Today, despite the financial crisis gripping the country, standards of living have risen to heights unimaginable in 1963. Why? Certainly not because of extensive natural resources. The area's mineral reserves are located mostly in North Korea, and the country's beautiful forests have been decimated by war and by desperate people seeking firewood during the bitter winters. The Korean people did it by pure force of will and determination. They pulled themselves up "by the bootstraps" and turned Korea into an export powerhouse, covering the globe with a wide range of electronics goods, automobiles, and some of the world's most efficiently produced steel. Creating a high technology industrial "miracle," they matched the Japanese in many fields, despite a much smaller domestic market.

12


PAGE

But, built on the basis of state planning, as in Japan, this powerhouse evolved into an industrial structure where banks favored loans to chaebols (giant business groups), which leveraged themselves to the hilt and invested heavily in a wide range of businesses, from shipbuilding to shoes and soup pans. And when the Thai financial crisis spread throughout Asia in 1997, Korea faced the biggest challenge to its prosperity since the Korean War.

Its banks faced non-performing loans, its chaebols groaned under unpayable debt, and its stock market hit new lows. Pessimism became the order of the day. However, we have noticed the beginnings of recovery as we talk with company managers during this visit. One banker told us that one-quarter of his bank's workforce had been laid off with the cooperation of the union. And management had taken a 15% pay cut to show solidarity with the staff. It is this kind of determination and discipline which, in our opinion, should put Korea's economy and stock market back on their feet in the not too distant future.*

Sincerely,

/s/ J. MARK MOBIUS

J. Mark Mobius, Ph.D
President
Templeton Developing Markets Trust


* This letter reflects our opinions as of the close of the period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition.

                                                                              13


PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

                                                                              CLASS I
                                       --------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                        JUNE 30, 1998      ------------------------------------------------------------------
                                         (UNAUDITED)          1997          1996          1995          1994          1993
                                         ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period.............................         $12.94           $15.40        $13.01        $13.42        $15.27         $8.86
                                       --------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...............            .11              .16           .16           .21           .14           .04
 Net realized and unrealized gains
   (losses)..........................          (2.36)           (1.62)         2.75          (.18)        (1.44)         6.55
                                       --------------------------------------------------------------------------------------
Total from investment operations.....          (2.25)           (1.46)         2.91           .03         (1.30)         6.59
                                       --------------------------------------------------------------------------------------
Less distributions from:
 Net investment income...............           (.06)            (.16)         (.17)         (.20)         (.12)         (.05)
 In excess of net investment
   income............................             --               --          (.01)           --            --            --
 Net realized gains..................           (.05)            (.53)         (.34)         (.24)         (.43)         (.13)
 In excess of net realized gains.....             --             (.31)           --            --            --            --
                                       --------------------------------------------------------------------------------------
Total distributions..................           (.11)           (1.00)         (.52)         (.44)         (.55)         (.18)
                                       --------------------------------------------------------------------------------------
Net asset value, end of period.......         $10.58           $12.94        $15.40        $13.01        $13.42        $15.27
                                       ======================================================================================

Total Return*........................       (17.55)%          (9.41)%        22.51%          .36%       (8.64)%        74.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)....     $2,677,076       $3,444,029    $3,308,753    $2,147,664    $2,009,154    $1,396,392
Ratios to average net assets:
 Expenses............................          2.02%**          1.96%         2.03%         2.10%         2.11%         2.20%
 Net investment income...............          1.65%**           .99%         1.16%         1.66%         1.08%          .57%
Portfolio turnover rate..............          5.94%           30.06%        12.47%         9.76%        18.57%        16.01%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
 14

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                       CLASS II
                                                               ---------------------------------------------------------
                                                               SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1998        -----------------------------------
                                                                 (UNAUDITED)           1997          1996         1995+
                                                                 ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.......................          $12.81            $15.27        $12.95       $13.10
                                                               ---------------------------------------------------------
Income from investment operations:
 Net investment income.....................................             .06               .09           .17          .02
 Net realized and unrealized gains (losses)................           (2.31)            (1.64)         2.60          .19
                                                               ---------------------------------------------------------
Total from investment operations...........................           (2.25)            (1.55)         2.77          .21
                                                               ---------------------------------------------------------
Less distributions from:
 Net investment income.....................................            (.06)             (.07)         (.10)        (.18)
 In excess of net investment income........................              --                --          (.01)          --
 Net realized gains........................................            (.05)             (.53)         (.34)        (.18)
 In excess of net realized gains...........................              --              (.31)           --           --
                                                               ---------------------------------------------------------
Total distributions........................................            (.11)             (.91)         (.45)        (.36)
                                                               ---------------------------------------------------------
Net asset value, end of period.............................          $10.45            $12.81        $15.27       $12.95
                                                               =========================================================

Total Return*..............................................        (17.73)%          (10.10)%        21.58%        1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........................        $348,060          $402,542      $226,629      $41,012
Ratios to average net assets:
 Expenses..................................................           2.76%**           2.69%         2.74%        2.73%**
 Net investment income.....................................            .97%**            .21%          .33%         .19%**
Portfolio turnover rate....................................           5.94%            30.06%        12.47%        9.76%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to December 31, 1995.
                                                                              15

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                            ADVISOR CLASS
                                                                --------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1998          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1997+
                                                                --------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $12.93              $15.43
                                                                --------------------------------------
Income from investment operations:
 Net investment income......................................             .13                 .17
 Net realized and unrealized losses.........................           (2.37)              (1.63)
                                                                --------------------------------------
Total from investment operations............................           (2.24)              (1.46)
                                                                --------------------------------------
Less distributions from:
 Net investment income......................................            (.06)               (.20)
 Net realized gains.........................................            (.05)               (.53)
 In excess of net realized gains............................              --                (.31)
                                                                --------------------------------------
Total distributions.........................................            (.11)              (1.04)
                                                                --------------------------------------
Net asset value, end of period..............................          $10.58              $12.93
                                                                ======================================
Total Return*...............................................        (17.49)%             (9.36)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $121,726             $98,101
Ratios to average net assets:
 Expenses...................................................           1.75%**             1.69%**
 Net investment income......................................           2.14%**             1.04%**
Portfolio turnover rate.....................................           5.94%              30.06%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to December 31, 1997. ++Based on average weighted shares outstanding.

16                     See Notes to Financial Statements.


PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 74.4%
ARGENTINA 2.8%
Aluar Aluminio Argentino SA, B...................    Misc Materials & Commodities             32,701      $      121,660
*Atanor Cia Nacional Para la Industria Quimica
  SA, D..........................................              Chemicals                   3,507,414           3,121,911
Banco de Galicia y Buenos Aires SA, B............               Banking                    1,022,163           4,600,195
Banco Frances del Rio de la Plato SA.............               Banking                       26,098             197,321
*Buenos Aires Embotelladora SA, ADR..............         Beverages & Tobacco                746,000               7,460
Capex SA, A......................................     Utilities Electrical & Gas             221,604             820,017
Central Costanera SA, B..........................     Utilities Electrical & Gas             172,043             498,975
+Garovaglio Y Zorraquin SA.......................              Chemicals                   1,555,631           3,142,689
Molinos Rio de Plata SA, B.......................      Food & Household Products           6,709,464          14,695,196
Nobleza Piccardo Sdad Industrial Comercial y
  Financial......................................         Beverages & Tobacco                333,130           1,349,311
Perez Companc SA, B..............................           Energy Sources                 3,765,719          18,905,800
Quilmes Industrial SA............................         Beverages & Tobacco                931,200           9,079,200
Renault Argentina SA.............................             Automobiles                    271,576             540,490
Siderca, A.......................................           Metals & Mining                  254,434             432,582
Sociedad Comercial del Plata Cadelplata Come.....           Multi-Industry                 9,563,380          10,520,770
Transportadora de Gas del Sur SA, B..............           Energy Sources                   703,011           1,574,902
Transportadora de Gas del Sur SA, B, ADR.........           Energy Sources                    59,900             688,850
YPF Sociedad Anonima, ADR........................           Energy Sources                   564,318          16,964,810
*Zanella Hermanos SA.............................             Automobiles                    805,494              76,530
                                                                                                          --------------
                                                                                                              87,338,669
                                                                                                          --------------
BRAZIL 11.4%
Aracruz Celulose SA, ADR.........................       Forest Products & Paper            1,422,200          16,266,412
Banco Bradesco SA................................               Banking                1,850,341,854          14,798,255
Banco Bradesco SA, pfd. .........................               Banking                3,111,389,522          25,959,631
Banco do Brasil SA...............................               Banking                1,118,641,792           9,226,909
Banco do Brazil SA, pfd. ........................               Banking                  327,666,120           3,654,585
Brasmotor SA, pfd. ..............................           Multi-Industry                53,613,231           4,913,542
Centrais Eletricas Brasileiras SA
  (Electrobras)..................................     Utilities Electrical & Gas         646,461,000          19,003,695
Centrais Eletricas Brasileiras SA (Electrobras),
  B, pfd. .......................................     Utilities Electrical & Gas       1,471,870,470          44,285,918
*Centrais Geradoras Do Sul Do Brasil SA
  (Gerasul)......................................     Utilities Electrical & Gas         646,461,000             883,113
*Centrais Geradoras Do Sul Do Brasil SA
  (Gerasul), pfd. ...............................     Utilities Electrical & Gas       1,489,070,470           2,150,050
*Cia Mesbla SA, pfd. ............................            Merchandising                75,117,000                   0
*Cia Vale do Rio Doce, A, pfd. ..................           Metals & Mining                  444,477           8,838,813
Companhia Siderurgica Nacional Sid Nacional
  CSN............................................           Metals & Mining              346,356,000           8,678,365
Copene-Petroquimica do Nordeste SA, A, pfd. .....              Chemicals                  33,300,844           7,370,756
+Duratex SA, pfd. ...............................       Forest Products & Paper          473,191,600          18,410,533
Investimentos Itau SA, pfd. .....................           Multi-Industry                64,824,179          40,914,448
*Mannesmann SA...................................       Machinery & Engineering           22,762,510           2,607,671
*Mannesmann SA, pfd. ............................       Machinery & Engineering            4,950,562             584,257
Marcopolo SA, pfd. ..............................             Automobiles                    363,213             621,790
Petrobras-Petroleo Brasileiro SA, pfd. ..........           Energy Sources               242,905,333          45,153,594
Telecomunicacoes Brasileiras SA (Telebras).......         Telecommunications             738,109,194          58,711,781
Telecomunicacoes Brasileiras SA (Telebras),
  pfd. ..........................................         Telecommunications             160,199,973          17,424,483
Unibanco Uniao de Bamncos Brasileiros SA, unit...               Banking                  119,331,186           7,057,110
                                                                                                          --------------
                                                                                                             357,515,711
                                                                                                          --------------

                                                                              17

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
CHILE 1.0%
Antofagasta Holdings Plc. .......................           Metals & Mining                  811,668      $    3,419,531
Compania De Telecomunicaciones De Chile SA,
  Sponsored ADR..................................         Telecommunications                 748,109          15,195,964
Empresa Nacional de Electricidad SA, ADR.........      Electrical & Electronics              489,900           6,981,075
Enersis SA, ADR..................................     Utilities Electrical & Gas             187,000           4,569,813
Quinenco SA, ADR.................................           Multi-Industry                   208,900           1,880,100
                                                                                                          --------------
                                                                                                              32,046,483
                                                                                                          --------------
CHINA 1.2%
China First Pencil (Group) Co. Ltd. .............  Recreation & Other Consumer Goods         512,107              82,961
China Southern Glass Co. Ltd., B.................   Building Materials & Components        8,770,913           1,697,903
*China Vanke Co. Ltd., B.........................             Real Estate                  9,918,642           5,696,249
Chiwan Wharf Holdings Ltd., B....................           Transportation                11,593,800           2,618,428
Guangshen Railway Co. Ltd., ADR..................           Transportation                   457,300           3,115,356
Guangshen Railway Co. Ltd., H....................           Transportation                11,960,000           1,589,810
*Luoyang Glass Co. Ltd., H.......................    Misc Materials & Commodities          8,077,000             375,257
Shandong Huaneng Power Development Co. Ltd.,
  ADR............................................     Utilities Electrical & Gas             618,600           3,324,975
Shanghai Chlor-Alkali Chemical Co. Ltd., B.......              Chemicals                  11,145,530           1,426,628
*Shanghai Dazhong Taxi Shareholding Co. Ltd.,
  B..............................................           Transportation                 1,286,500             702,429
*Shanghai Erfangji Textile Machinery Co. Ltd.,
  B..............................................       Machinery & Engineering            7,480,887             673,280
*Shanghai Jin Jiang Tower Co. Ltd., B............          Leisure & Tourism               7,749,954           1,092,744
*Shanghai Jinqiao Export Processing Zone
  Development, B.................................             Real Estate                  2,967,273             830,836
*Shanghai Lujiaxui Finance & Trade Zone
  Development Stock Co Ltd, B....................             Real Estate                 11,888,189           5,349,685
Shanghai New Asia Group Co. Ltd., B..............      Food & Household Products           4,868,580           1,032,139
Shanghai Petrochemical Co. Ltd., H...............              Chemicals                  26,416,000           2,965,945
*Shanghai Refrigerator Compressor Co. Ltd., B....        Industrial Components             1,380,913             218,184
*Shanghai Rubber Belt Co. Ltd., B................        Industrial Components               504,352              67,583
*Shanghai Steel Tube Co. Ltd., B.................       Machinery & Engineering            1,071,900              83,608
*Shanghai Tyre & Rubber Co. Ltd., B..............        Industrial Components             5,035,500             815,751
*Shanghai Vacuum Electron Devices Co. Ltd., B....   Appliances & Household Durables        1,839,500             334,789
*Shanghai Wingsung Co. Ltd., B...................  Recreation & Other Consumer Goods         451,442              70,425
Shanghai Yaohua Pilkington Glass, B..............   Building Materials & Components        7,503,450             975,449
Shenzhen Konka Electronic Group Co. Ltd., B......   Appliances & Household Durables          903,327             811,393
*Shenzhen Properties & Resources Development
  Ltd., B........................................             Real Estate                    788,056              97,635
*Zhuhai Sez Lizhu Pharmaceutical Group Inc., B...       Health & Personal Care               168,386              34,987
                                                                                                          --------------
                                                                                                              36,084,429
                                                                                                          --------------
COLOMBIA 1.8%
Banco Ganadero SA, C, pfd., ADR..................               Banking                      172,400           3,038,550
Bancolombia SA...................................               Banking                    1,482,000           3,187,399
Bavaria SA.......................................         Beverages & Tobacco                217,062           1,266,018
Cementos Argos SA................................   Building Materials & Components        3,615,735          12,131,357
Cia Colombiana de Tabacos SA.....................         Beverages & Tobacco              2,600,150           3,886,140
Compania Nacional de Chocolates SA...............      Food & Household Products           2,263,520          10,149,056
Compania Suramericana de Inversiones SA..........              Insurance                   6,453,272          20,230,873

 18

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
COLOMBIA (CONT.)
Promigas SA......................................     Utilities Electrical & Gas             221,959      $    1,100,394
Valores Bavaria SA...............................         Financial Services                 377,062             646,021
                                                                                                          --------------
                                                                                                              55,635,808
                                                                                                          --------------
CZECH REPUBLIC 1.6%
*CEZ AS..........................................     Utilities Electrical & Gas             726,000          20,066,249
Elektrarny Opatovice AS..........................           Energy Sources                    20,656           2,643,198
*Komercni Banka AS...............................               Banking                       18,822             631,543
Komercni Banka AS, GDR...........................               Banking                      224,300           2,820,573
*Leciva AS.......................................       Health & Personal Care                 2,900             222,158
*SPT Telecom AS..................................         Telecommunications               1,077,400          14,889,378
Tabak AS.........................................         Beverages & Tobacco                 10,668           2,571,343
Unipetrol........................................              Chemicals                   2,854,511           6,245,295
                                                                                                          --------------
                                                                                                              50,089,737
                                                                                                          --------------
ECUADOR .1%
La Cemento Nacional SA, GDR......................           Multi-Industry                    14,400           2,304,000
La Cemento Nacional SA, GDR, 144A................           Multi-Industry                     4,510             721,600
                                                                                                          --------------
                                                                                                               3,025,600
                                                                                                          --------------
EGYPT .1%
Commercial International Bank Ltd. ..............               Banking                      124,345           1,370,574
Eastern Tobacco Co. .............................         Beverages & Tobacco                184,711           3,312,750
                                                                                                          --------------
                                                                                                               4,683,324
                                                                                                          --------------
GHANA .4%
Ashanti Goldfields Co. Ltd., GDR.................           Metals & Mining                1,395,635          11,339,534
                                                                                                          --------------
GREECE 2.3%
Alpha Credit Bank................................               Banking                      576,851          46,759,662
*Alpha Credit Bank, rts. ........................               Banking                      862,151           1,530,043
Alpha Leasing SA.................................         Financial Services                 240,459           4,147,267
Ergo Bank SA.....................................               Banking                      151,351          12,935,069
*ETBA Leasing....................................         Financial Services                  17,908             176,565
Fourlis Brothers Corp. SA........................   Appliances & Household Durables          190,470           2,347,386
Hellenic Telecommunications Organizations........         Telecommunications                  23,964             614,306
Hellenic Telecommunications Organizations,
  144A...........................................         Telecommunications                  57,150           1,464,999
National Bank of Greece SA.......................               Banking                       20,854           2,672,176
                                                                                                          --------------
                                                                                                              72,647,473
                                                                                                          --------------
HONG KONG 5.3%
CDL Hotel International Ltd. ....................          Leisure & Tourism               4,285,000           1,271,907
Cheung Kong Holdings Ltd. .......................           Multi-Industry                 7,320,000          35,992,566
Cross Harbour Tunnel Co. Ltd. ...................           Transportation                   248,598             298,372
Dairy Farm International Holdings Ltd. ..........            Merchandising                 9,205,116           9,849,474
Goldlion Holdings Ltd. ..........................         Textiles & Apparel                 106,000              11,902
Great Wall Electronic International Ltd. ........      Electrical & Electronics            4,202,963             107,941
Hang Lung Development Co. Ltd. ..................             Real Estate                 14,714,000          14,621,712

                                                                              19

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
HONG KONG (CONT.)
Hong Kong & Shanghai Hotels Ltd. ................          Leisure & Tourism                 147,000      $       73,513
Hong Kong Electric Holdings Ltd. ................     Utilities Electrical & Gas             120,400             372,919
HSBC Holdings Plc. ..............................               Banking                    2,618,871          64,047,190
IMC Holdings Ltd. ...............................           Transportation                    98,000              11,130
Jardine International Motor Holdings Ltd. .......             Automobiles                  2,335,000             858,833
Jardine Matheson Holdings Ltd. ..................           Multi-Industry                 1,482,996           4,004,089
Jardine Strategic Holdings Ltd. .................           Multi-Industry                 3,399,062           6,458,218
Joyce Boutique Holdings Ltd. ....................            Merchandising                 1,666,000              26,876
K Wah International Holdings Ltd. ...............   Building Materials & Components       17,487,811           1,218,726
Lai Sun Development Co. Ltd. ....................             Real Estate                    689,800              86,352
Lai Sun Garment International Ltd. ..............           Multi-Industry                 1,466,000             315,956
New World Development Co. Ltd. ..................             Real Estate                  6,471,807          12,528,341
Semi-Tech Co. Ltd. ..............................   Appliances & Household Durables       14,226,391             706,858
Sun Hung Kai & Co. Ltd. .........................         Financial Services                  31,400               1,945
*Sun Hung Kai & Co. Ltd, wts. ...................         Financial Services               1,753,360              20,139
Sun Hung Kai Properties Ltd. ....................             Real Estate                  1,505,948           6,394,147
Tungtex (Holdings) Co. Ltd. .....................         Textiles & Apparel                   1,000                 102
Wheelock and Company Ltd. .......................           Multi-Industry                 9,126,000           5,388,257
*Wo Kee Hong Holdings Ltd. ......................            Merchandising                 4,332,200              56,469
Yue Yuen Industrial (Holdings) Ltd. .............  Recreation & Other Consumer Goods       1,762,800           3,150,863
                                                                                                          --------------
                                                                                                             167,874,797
                                                                                                          --------------
HUNGARY .8%
Borsodchem RT....................................              Chemicals                         600              17,538
Borsodchem RT, GDR...............................              Chemicals                      35,300           1,015,757
Egis RT..........................................           Multi-Industry                    32,952           1,159,751
Fotex First Hungarian American Photo Service
  Co. ...........................................           Multi-Industry                 2,872,089           2,310,484
**Fotex First Hungarian American Photo Service
  Co., conv., 5/11/00, 12.00%....................           Multi-Industry                    32,000HUF           32,000
*Ibusz RT........................................          Leisure & Tourism                 115,646             391,160
Inter-Europa Bank RT.............................               Banking                        8,816             539,969
*Inter-Europa Bank RT, new.......................               Banking                        2,204             122,400
Pick Szeged RT...................................      Food & Household Products               9,076             530,588
Pick Szeged RT, GDR..............................      Food & Household Products             152,150           1,778,955
Tiszai Vegyi Kombinat RT.........................              Chemicals                     149,558           2,908,718
Tiszai Vegyi Kombinat RT, GDR, 144A..............              Chemicals                     571,000          11,248,700
Tiszai Vegyi Kombinat RT, GDR, Reg S.............              Chemicals                     152,000           2,994,400
                                                                                                          --------------
                                                                                                              25,050,420
                                                                                                          --------------
INDIA 4.0%
Aban Loyd Chiles Offshore Ltd. ..................           Energy Sources                   222,300             199,349
*Andhra Valley Power Supply Co. Ltd. ............     Utilities Electrical & Gas              59,100             114,016
*Arvind Mills Ltd. ..............................         Textiles & Apparel               1,772,300           1,773,346
*ATV Projects India Ltd. ........................       Machinery & Engineering            1,615,000              76,224
Bajaj Auto Ltd. .................................             Automobiles                    251,650           3,396,904
Bank of Baroda...................................               Banking                      428,700             838,178
*Bharat Petroleum Corporation, Ltd. .............           Energy Sources                 1,202,400           9,952,609

 20

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDIA (CONT.)
Bombay Dyeing & Manufacturing Co. Ltd. ..........              Chemicals                     309,350      $      511,021
BSES Ltd. .......................................     Utilities Electrical & Gas              46,300             170,450
*Cochin Refineries Ltd. .........................           Energy Sources                       200               1,038
Essar Shipping Ltd. .............................           Transportation                   540,250             107,731
Ganesh Benzoplast Ltd. ..........................              Chemicals                      52,400              16,199
Garden Silk Mills Ltd. ..........................         Textiles & Apparel                 209,000              62,885
Grasim Industries Ltd. ..........................           Multi-Industry                 1,078,550           9,105,635
Great Eastern Shipping Co. Ltd. .................           Transportation                 7,166,700           5,225,983
Gujarat Ambuja Cements Ltd. .....................   Building Materials & Components          868,700           5,354,677
Gujarat Industries Power Ltd. ...................     Energy Equipment & Services            424,400             244,875
Gujarat Narmada Valley Fertilizers Co. Ltd. .....              Chemicals                   1,724,600             899,437
Gujarat Narmada Valley Fertilizers Co. Ltd.,
  ADR............................................              Chemicals                     341,000             818,400
Hindalco Industries Inc. ........................           Metals & Mining                  145,725           2,295,491
Hindustan Organic Chemicals Ltd. ................              Chemicals                     838,600             197,900
*Hindustan Petroleum Corporation Ltd. ...........           Energy Sources                   757,900           6,984,306
India Cements Ltd. ..............................   Building Materials & Components          451,800             533,097
India Cements Ltd., GDR..........................   Building Materials & Components          552,910             729,841
Indian Aluminium Co. Ltd. .......................           Metals & Mining                  246,300             436,510
*Indian Petrochemicals Corp. Ltd. ...............              Chemicals                   4,784,900           5,815,277
Indian Rayon & Industries Ltd. ..................           Multi-Industry                   551,700           2,668,991
Indian Rayon & Industries Ltd., GDR..............           Multi-Industry                   183,309             586,589
Indo Gulf Fertilisers & Chemicals Corp. Ltd. ....              Chemicals                   3,926,100           3,279,857
Indo Gulf Fertilisers & Chemicals Corp. Ltd.,
  GDR............................................              Chemicals                      64,150              46,509
Industrial Credit & Inv. Corp. of India
  (ICICI)........................................         Financial Services               6,643,800          12,135,224
Industrial Development Bank of India.............               Banking                    2,255,500           3,443,796
Larsen & Toubro Ltd. ............................           Multi-Industry                 2,271,500          12,291,562
Madras Cements Ltd. .............................   Building Materials & Components            7,255             612,074
Mahanagar Telephone Nigam Ltd. ..................         Telecommunications                 526,000           2,214,476
National Aluminium Co. Ltd. .....................           Metals & Mining                3,169,600           1,570,775
Oriental Bank of Commerce........................               Banking                    3,860,200           4,290,629
Reliance Industries Ltd. ........................              Chemicals                   2,267,200           7,667,015
Shipping Corporation of India Ltd. ..............           Transportation                 1,896,200           1,738,463
State Bank of India..............................               Banking                       76,000             378,969
Steel Authority of India Ltd. ...................           Metals & Mining                1,087,000             230,867
Steel Authority of India Ltd., GDR, Reg S........           Metals & Mining                  349,000             867,265
Steel Authority of India Ltd., GDR, 144A.........           Metals & Mining                   62,000             154,070
Sterlite Industries Ltd. ........................           Metals & Mining                      210                 871
Tamil Nadu Newsprint & Papers Ltd. ..............       Forest Products & Paper               17,900               7,350
Tata Chemicals Ltd. .............................              Chemicals                   1,030,000           3,048,071
Tata Engineering & Locomotive Co. Telco..........       Machinery & Engineering            2,465,900           9,689,023
Tata Hydro-Electric Power Co. ...................     Utilities Electrical & Gas             210,900             429,265
Tata Iron & Steel Co., Ltd. .....................           Metals & Mining                1,062,750           3,157,527
Thermax Ltd. ....................................     Energy Equipment & Services             75,600             234,962
Wockhardt........................................       Health & Personal Care               162,200             778,177
                                                                                                          --------------
                                                                                                             127,383,756
                                                                                                          --------------

                                                                              21

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDONESIA 1.3%
Asia Pulp & Paper Co. Ltd., ADR..................       Forest Products & Paper              740,100      $    8,326,125
*PT Bank International Indonesia, fgn. ..........               Banking                   21,096,500             427,632
PT Barito Pacific Timber TBK.....................       Forest Products & Paper           47,707,500             805,870
*PT BBL Dharmala Finance, fgn. ..................         Financial Services               3,295,000             289,426
PT BDNI Capital Corporation, fgn. ...............         Financial Services               2,372,400              32,059
+PT Charoen Pokphand Indonesia...................      Food & Household Products          21,812,250             386,873
PT Ciputra Dev. .................................             Real Estate                 11,535,500             116,914
PT Dharmala Intiland TBK.........................             Real Estate                 11,065,600              93,459
PT Gadjah Tunggal................................             Automobiles                 57,279,000             387,020
PT Gudang Garam..................................         Beverages & Tobacco                500,000             293,919
PT Hanjaya Mandala Sampoerna.....................         Beverages & Tobacco              2,322,500             317,774
PT Indah Kiat Pulp & Paper Corp. ................       Forest Products & Paper           29,936,050           5,714,145
*PT Indah Kiat Pulp & Paper Corp. TBK, wts. .....       Forest Products & Paper            1,175,920             137,456
PT Indocement Tunggal Prakarsa...................   Building Materials & Components       19,108,000           5,164,324
PT Indofoods Sukses Makmur.......................      Food & Household Products           8,789,480             861,131
PT Indosat.......................................         Telecommunications               2,043,000           2,374,297
PT Inter-Pacific Bank, fgn. .....................               Banking                      738,000              62,331
PT Jakarta International Hotel & Development.....             Real Estate                  6,280,750             180,359
PT Kalbe Farma...................................       Health & Personal Care             2,846,500              76,932
*PT Lippo Life Insurance TBK.....................              Insurance                  10,389,000             193,039
*PT Metrodata Electronic.........................      Electrical & Electronics              368,533              50,424
*PT Modern Photo Film Co. .......................           Multi-Industry                   319,500              17,810
PT Pakuwon Jati..................................             Real Estate                 11,993,500              40,519
*PT Semen Cibinong, loc. ........................   Building Materials & Components       20,630,500             557,581
PT Semen Gresik..................................   Building Materials & Components        6,952,500           3,946,014
*PT Sinar Mas Agro Resources & Technology
  Corp. .........................................      Food & Household Products           7,221,400             683,105
PT Sinar Mas Multi Artha, fgn. ..................         Financial Services               6,602,700           1,695,288
PT Sumalindo Lestari Jaya TBK....................       Forest Products & Paper            4,059,500              89,144
PT Summarecon Agung..............................             Real Estate                    858,031              11,595
PT Tambang Timah (Persero).......................           Metals & Mining                9,263,000           4,146,444
PT Telekomunikasi Indonesia (Persero), B.........         Telecommunications                 494,000             139,355
PT Tempo Scan Pacific............................       Health & Personal Care            11,904,000             180,973
PT Tjiwi Kimia TBK...............................       Forest Products & Paper           23,904,330           2,988,041
*PT Tjiwi Kimia TBK, wts. .......................       Forest Products & Paper            1,553,725              85,035
PT Ultra Jaya Milk...............................      Food & Household Products           4,655,000             345,980
PT Unggul Indah Corp. ...........................              Chemicals                   2,820,400             276,323
*PT United Tractors..............................       Machinery & Engineering            5,587,000             169,875
                                                                                                          --------------
                                                                                                              41,664,591
                                                                                                          --------------
ISRAEL .7%
Clal Industries Ltd. ............................           Multi-Industry                 1,253,468           6,767,843
First International Bank of Israel...............               Banking                           40                 313
Koor Industries Ltd. ............................           Multi-Industry                   126,541          14,616,065
                                                                                                          --------------
                                                                                                              21,384,221
                                                                                                          --------------
JORDAN
Jordan Cement Factories Ltd. ....................   Building Materials & Components          222,750             648,513
                                                                                                          --------------

 22

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
KAZAKHSTAN .1%
*Kazkommertsbank, ADR, 144A......................               Banking                      117,660      $    2,529,690
                                                                                                          --------------
MALAYSIA 2.3%
AMMB Holdings Bhd. ..............................         Financial Services               3,689,400           1,939,214
Berjaya Singer Bhd. .............................   Appliances & Household Durables        4,150,000           1,030,621
Boustead Holdings Bhd. ..........................      Food & Household Products           4,683,000           2,867,949
Cement Industries of Malaysia Bhd. ..............   Building Materials & Components          275,000             141,893
Federal Flour Mills Bhd. ........................      Food & Household Products           2,506,250           1,867,224
Genting Bhd......................................          Leisure & Tourism               3,576,600           6,467,631
Golden Hope Plantations Bhd. ....................    Misc Materials & Commodities            398,000             364,653
Hong Leong Industries Bhd. ......................           Multi-Industry                 5,454,800           4,050,822
*Hong Leong Industries Bhd., wts. ...............           Multi-Industry                   332,000              27,216
Hong Leong Properties Bhd. ......................             Real Estate                  7,674,000           1,091,660
Island & Peninsula Bhd. .........................             Real Estate                  3,997,000           1,667,224
Kian Joo Can Factory Bhd. .......................        Industrial Components             1,803,000           1,651,935
Leader Universal Holdings Bhd. ..................        Industrial Components            18,134,000           2,710,809
Malayawata Steel Bhd. ...........................           Metals & Mining                4,539,000           1,116,282
Malaysian Airlines System Bhd. ..................           Transportation                 6,783,000           2,240,557
Malaysian International Shipping Corp., fgn. ....           Transportation                 2,398,000           3,497,987
MBF Capital Bhd. ................................         Financial Services              18,938,000           3,173,456
Oriental Holdings Bhd. ..........................             Automobiles                  3,241,598           5,392,894
Perlis Plantations Bhd. .........................           Multi-Industry                 6,283,250           5,453,816
Perusahaan Otomobil Nasional Bhd. ...............             Automobiles                  1,335,000             852,984
Public Bank Bhd. ................................               Banking                    3,037,000             900,665
Public Bank Bhd., fgn. ..........................               Banking                    4,080,600           1,229,837
Public Finance Bhd., fgn. .......................         Financial Services               3,211,000             778,072
*Renong Bhd. ....................................           Multi-Industry                27,744,000           4,615,638
**Renong, 4.00%, cvt., 5/22/01...................           Multi-Industry                   128,600MYR            5,891
Resorts World Bhd. ..............................          Leisure & Tourism               9,781,000          10,753,794
Shangri La Hotels (Malaysia) Bhd. ...............          Leisure & Tourism               4,835,202           1,154,153
Tanjong Plc. ....................................  Recreation & Other Consumer Goods       1,475,000           2,044,907
Technology Resources Industries Bhd. ............           Multi-Industry                 1,811,000           1,244,448
YTL Corp. Bhd....................................       Construction & Housing               751,000             564,948
                                                                                                          --------------
                                                                                                              70,899,180
                                                                                                          --------------
MEXICO 9.5%
Alfa SA de CV, A.................................           Multi-Industry                   300,768           1,248,458
*Altos Hornos de Mexico SA.......................           Metals & Mining                8,109,700           8,573,575
Cemex SA, B......................................   Building Materials & Components       22,576,750          99,241,222
*Cifra SA, C.....................................            Merchandising                10,489,824          14,568,552
Coca Cola Femsa SA de CV, ADR....................         Beverages & Tobacco                266,500           4,630,437
Cydea SA de CV...................................           Multi-Industry                   548,463             903,322
DESC SA de CV DESC, A............................           Multi-Industry                   394,000           1,929,223
DESC SA de CV DESC, B............................           Multi-Industry                   858,174           4,373,956
DESC SA de CV DESC, C............................           Multi-Industry                   200,135             979,962
*Grupo Financiero Banamex Accival SA, B..........               Banking                    3,937,000           7,667,205
*Grupo Financiero Banamex Accival SA, L..........               Banking                   14,949,422          24,621,795
Grupo Financiero Bancomer SA de CV, B............               Banking                   24,316,000           9,065,057

                                                                              23

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
MEXICO (CONT.)
Grupo Financiero Bancomer SA de CV, L............               Banking                   44,462,593      $   10,860,827
*Grupo Financiero Serfin SA de CV, B.............               Banking                   30,548,187           3,467,522
Panamerican Beverages Inc., A....................      Food & Household Products             148,400           4,665,325
Telefonos de Mexico SA (Telmex), ADR, L..........         Telecommunications               1,950,200          93,731,488
Vitro SA De CV...................................      Food & Household Products           3,710,388           7,845,245
                                                                                                          --------------
                                                                                                             298,373,171
                                                                                                          --------------
NEW ZEALAND .1%
Brierley Investments Ltd. .......................   Wholesale & International Trade        9,167,000           4,568,249
                                                                                                          --------------
PAKISTAN .5%
*Bank of Punjab..................................               Banking                    2,466,615             369,150
*DG Khan Cement Co. .............................   Building Materials & Components        2,485,950             248,029
Engro Chemical Pakistan Ltd. ....................              Chemicals                   2,130,795           2,287,699
Fauji Fertilizer Co. Ltd. .......................              Chemicals                   1,897,500           2,057,803
*Khadim Ali Sham Bukhari & Co. Ltd. .............         Financial Services                 218,309              99,436
National Development Leasing Corp. ..............         Financial Services                 839,121              72,801
*Pakistan Electron Ltd. .........................   Appliances & Household Durables          370,146              32,113
*Pakistan International Airlines Corp. ..........           Transportation                    16,500               1,253
Pakistan Telecom Corp. PTC.......................         Telecommunications                  21,000             724,500
Pakistan Telecommunications Corp., PTC, A........         Telecommunications              30,765,300          10,810,061
*Trust Modaraba..................................         Financial Services                 972,080             115,962
*Union Bank Ltd. ................................               Banking                    1,049,978             159,415
                                                                                                          --------------
                                                                                                              16,978,222
                                                                                                          --------------
PERU 1.1%
Telefonica Del Peru SA, ADR B....................         Telecommunications               1,755,600          35,880,075
                                                                                                          --------------
PHILIPPINES 1.1%
*A Soriano Corp..................................           Multi-Industry               121,821,903           3,271,955
Ayala Corp., B...................................           Multi-Industry                 3,654,320             942,061
*Belle Corp. ....................................             Real Estate                 65,368,000           1,661,633
*Digital Telecommunications Philippines Inc. ....         Telecommunications               2,560,000              79,808
Filinvest Development Corp. .....................             Real Estate                 15,775,000             794,424
*Keppel Philippine Holdings Inc., B..............       Machinery & Engineering              863,552              20,709
*Metro Pacific Corp. MDI.........................           Multi-Industry                30,617,500             697,521
*Petron Corporation..............................           Energy Sources                 6,291,000             663,799
*Philex Mining Corp., B..........................           Metals & Mining               43,260,142             778,060
Philippine Commercial International Bank Inc. ...               Banking                    1,478,150           5,387,981
Philippine Long Distance Telephone Co., ADR......         Telecommunications                 564,150          12,763,894
*Philippine National Bank........................               Banking                    1,768,328           2,099,094
RFM Corp. .......................................      Food & Household Products          27,782,750           3,997,518
RFM Corporation, 10.00%, cvt., pfd. .............      Food & Household Products           5,112,318             735,585
Sime Darby Pilipinas Inc. .......................        Industrial Components               646,658             457,468
*Southeast Asia Cement Holdings Inc. ............   Building Materials & Components       64,711,000             543,138
                                                                                                          --------------
                                                                                                              34,894,648
                                                                                                          --------------

 24

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
POLAND 1.8%
Bank Handlowy W Warszawie SA.....................               Banking                       38,200      $      728,506
Bank Handlowy W Warszawie SA, 144A...............               Banking                      170,000           3,242,042
Bank Przemyslowo-Handlowy SA.....................               Banking                      108,970           7,812,590
Bank Rozwoju Eksportu SA.........................               Banking                       39,033           1,057,820
*Bank Rozwoju Eksportu SA (BRE), rts. ...........               Banking                        7,806               2,239
Big Bank Gdanski SA, G...........................               Banking                   11,530,367          15,376,027
Big Bank Gdanski SA, GDR.........................               Banking                      216,867           4,207,213
*Elektrim SA.....................................           Multi-Industry                   165,250           2,014,088
Farm Food SA.....................................      Food & Household Products              74,761             546,718
*Gorazdze SA.....................................   Building Materials & Components           97,889           1,782,607
*Huta Olawa SA...................................           Metals & Mining                   45,442             115,983
*Impexmetal SA, A................................           Metals & Mining                  290,016           2,170,754
Mostostal Export SA..............................       Construction & Housing             1,216,947           1,884,575
*Orbis SA........................................          Leisure & Tourism                  40,646             361,350
Polifarb Cieszyn Wroclaw SA......................              Chemicals                     936,296           2,416,594
*Raciborska Fabryka Kotlow SA....................     Energy Equipment & Services             98,536             272,691
*Rolimpex SA.....................................   Wholesale & International Trade          397,803             684,490
Warta SA.........................................              Insurance                     217,814           3,872,804
Wielkopolski Bank Kredytowy SA...................               Banking                    1,000,944           7,750,355
Zaklady Piwowarskie W Zywcu SA...................         Beverages & Tobacco                  2,720             327,617
*Zaklady Plyt Wiorowych Grajewo AS...............       Forest Products & Paper               12,493             313,489
                                                                                                          --------------
                                                                                                              56,940,552
                                                                                                          --------------
PORTUGAL 2.3%
Banco Comercial Portugues SA.....................               Banking                    1,292,355          36,695,550
*Banco Comercial Portugues SA, new...............               Banking                      469,051          13,077,158
*Banco Espirito Santo E Comercial De Lisboa......               Banking                      283,187           8,273,929
BPI Socieda de Gestora de Participacoes Socias
  SA.............................................               Banking                      491,143          15,849,412
                                                                                                          --------------
                                                                                                              73,896,049
                                                                                                          --------------
RUSSIA 1.1%
Aeroflot.........................................           Transportation                    25,900           1,774,150
*Chelyabenergo...................................         Telecommunications               2,020,000             182,810
GUM Trade House..................................            Merchandising                   500,000             712,500
Irkutskenergo....................................     Utilities Electrical & Gas           6,179,100             605,552
*JSC Chernogorneft...............................           Energy Sources                    17,000              55,250
*Kamaz...........................................             Automobiles                    879,392             479,269
*Krasnoyarsk Aluminum Plant......................           Metals & Mining                   63,192             758,304
Lukoil-Holdings..................................           Energy Sources                   141,000           1,184,400
Mosenergo........................................     Utilities Electrical & Gas          45,621,000           2,281,050
Norilsk Nickel...................................           Metals & Mining                  332,000             688,900
Norilsk Nickel, pfd. ............................           Metals & Mining                   20,000              32,700
*Novorosissk Sea Shipping........................           Transportation                 1,528,000             320,880
*Noyabrskneftegaz................................           Energy Sources                   122,930             162,882
*Primorsk Sea Shipping...........................           Transportation                   150,850             256,445
*Purneftegaz.....................................           Energy Sources                   152,000             372,400
+*Red October....................................      Food & Household Products             195,000           1,067,625

                                                                              25

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
RUSSIA (CONT.)
*Rostelekom......................................         Telecommunications               4,236,000      $    9,594,540
Rostelekom, pfd. ................................         Telecommunications               3,459,900           3,840,489
*Saint Petersburg City Telephone Network, pfd.,
  A..............................................         Telecommunications               1,063,000             260,435
*St. Petersburg International Telephone..........         Telecommunications                 184,940             125,759
*St. Petersburg MMT, pfd. .......................         Telecommunications                 229,800             143,625
*Tyumen Aviatrans................................         Telecommunications               3,330,000             116,550
Unified Energy System............................     Utilities Electrical & Gas          69,337,400           8,944,525
Unified Energy System, pfd. .....................     Utilities Electrical & Gas          13,160,000             815,920
*Uralmash Zavody.................................       Machinery & Engineering               70,418             457,717
                                                                                                          --------------
                                                                                                              35,234,677
                                                                                                          --------------
SINGAPORE 3.3%
Acer Computer International Ltd. ................      Electrical & Electronics            1,791,000             626,850
*Acer Computer International Ltd., wts. .........      Electrical & Electronics              144,400               8,664
Acma Ltd. .......................................      Electrical & Electronics            3,835,400           2,315,542
*Acma Ltd., wts. ................................      Electrical & Electronics              173,600              11,303
Asia Pacific Breweries Ltd. .....................         Beverages & Tobacco                149,000             334,247
British American Tobacco Co. (Singapore) Ltd. ...         Beverages & Tobacco                119,000             274,697
*Chemical Industries (Far East) Ltd. ............              Chemicals                     454,100             564,433
*Chemical Industries (Far East) Ltd., wts. ......              Chemicals                     137,850              18,562
City Developments Ltd. ..........................       Construction & Housing             1,366,000           3,816,230
Cycle & Carriage Ltd. ...........................             Automobiles                  2,331,000           5,684,356
Delgro Corp. ....................................           Transportation                 1,160,900             831,423
First Capital Corp. Ltd. ........................             Real Estate                  6,311,000           2,147,869
Fraser and Neave Ltd. ...........................         Beverages & Tobacco              2,817,000           7,569,802
GP Batteries International Ltd. .................      Electrical & Electronics               67,000             122,143
*GP Batteries International Ltd., wts. ..........      Electrical & Electronics                8,250               4,297
Hai Sun Hup Group Ltd. ..........................           Transportation                14,016,000           3,276,898
*Hai Sun Hup Group Ltd., wts. ...................           Transportation                 2,434,300             100,859
Hinds Hotels International Ltd. .................          Leisure & Tourism                 712,000             442,498
Hong Leong Finance Ltd., fgn. ...................         Financial Services               2,117,000           1,729,186
Hour Glass Ltd. .................................            Merchandising                 1,436,000             254,987
*Inchcape Marketing Services Ltd. ...............      Broadcasting & Publishing           3,418,000             819,349
Inchcape Motores Ltd. ...........................   Wholesale & International Trade        3,363,000           2,309,015
Isetan (Singapore) Ltd. .........................            Merchandising                   218,500             206,278
Jaya Holdings Ltd. ..............................           Transportation                 2,272,400             538,005
**Jaya Holdings Ltd., cvt., 3.00%, 8/31/98.......           Transportation                   327,100             189,735
*Jaya Holdings Ltd., wts., expire 8/31/98........           Transportation                    89,071                 923
*Jaya Holdings Ltd., wts., expire 10/09/99.......           Transportation                   164,760               3,169
Jurong Shipyard Ltd. ............................       Machinery & Engineering            2,874,000          13,863,924
Keppel Corp., Ltd. ..............................           Transportation                 5,442,000           8,181,521
Lim Kah Ngam Ltd. ...............................             Real Estate                    949,000             249,959
MCL Land Ltd. ...................................             Real Estate                  8,677,000           3,107,183
Metro Holdings Ltd. .............................   Wholesale & International Trade        2,012,000           1,214,703
Natsteel Ltd. ...................................           Metals & Mining                5,324,000           5,168,014
*Neptune Orient Lines Ltd. ......................           Transportation                 7,992,000           2,767,280
*Osprey Maritime Ltd. ...........................           Transportation                 3,244,000           1,497,674

 26

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
Osprey Maritime Ltd., cvt., pfd. ................           Transportation                   459,810      $      163,294
*Overseas Union Enterprise Ltd. .................          Leisure & Tourism               3,199,350           4,715,230
Prima Ltd. ......................................      Food & Household Products             945,000           1,490,633
Republic Hotels & Resorts Ltd. ..................          Leisure & Tourism               2,077,000             860,550
Robinson & Co., Ltd. ............................            Merchandising                   243,000             618,467
SBS Bus Service Ltd., fgn. ......................           Transportation                   513,200             211,112
Sembawang Corp. Ltd. ............................           Multi-Industry                 6,581,600           7,752,225
Sembawang Resources Ltd. ........................   Building Materials & Components          534,750             314,931
Singapore Petroleum Company, fgn.................              Chemicals                     928,900             332,634
Tibs Holdings Ltd. ..............................           Transportation                 1,218,100             475,848
Times Publishing Ltd. ...........................      Broadcasting & Publishing             755,600           1,252,252
United Industrial Corporation Ltd. ..............             Real Estate                 36,797,000          10,563,211
United Overseas Land Ltd. .......................             Real Estate                  6,002,000           3,232,803
*Van Der Horst Ltd. .............................       Machinery & Engineering            3,880,000             688,961
WBL Corp. Ltd. ..................................           Multi-Industry                   466,000             303,403
                                                                                                          --------------
                                                                                                             103,227,132
                                                                                                          --------------
SLOVAK REPUBLIC .3%
Nafta Gbely AS...................................     Utilities Electrical & Gas             152,454           2,169,608
Slovakofarma AS..................................       Health & Personal Care                   719              69,538
Slovnaft AS......................................              Chemicals                     247,604           4,862,719
Vychodoslovenske Zeleziarne AS...................           Metals & Mining                  134,435           1,109,642
                                                                                                          --------------
                                                                                                               8,211,507
                                                                                                          --------------
SOUTH AFRICA 2.7%
Aeci Ltd. .......................................              Chemicals                     256,000           1,018,012
Alpha Ltd. ......................................   Building Materials & Components          183,600           1,349,774
Anglo American Industrial Corp. Ltd. ............           Multi-Industry                   567,284           9,383,645
Anglo-American Corp of South Africa Ltd. ........           Metals & Mining                   14,000             467,836
Anglovaal Industried Ltd. .......................           Multi-Industry                 2,600,766           2,824,558
Bonnita Holdings Ltd. ...........................      Food & Household Products           1,379,200             587,629
BTR Dunlop Ltd. .................................        Industrial Components             2,122,100             751,688
CG Smith Ltd. ...................................           Multi-Industry                 1,865,000           5,079,281
De Beers/Centenary Linked Units, Reg. ...........    Misc Materials & Commodities             40,700             708,595
*Del Monte Royal Foods Ltd. .....................      Food & Household Products           8,489,050           3,829,647
Edgars Stores Ltd. ..............................         Textiles & Apparel                 628,762           5,515,456
Engen Ltd. ......................................           Energy Sources                 4,452,952          12,201,907
Kersaf Investments Ltd. .........................          Leisure & Tourism                 574,800           2,593,083
Malbak Ltd. .....................................           Multi-Industry                 3,806,825           2,544,244
McCarthy Retail Ltd. ............................           Multi-Industry                 1,571,010           1,443,702
**McCarthy Retail Ltd., cvt., zero coupon,
  9/30/03........................................           Multi-Industry                   146,833ZAR          165,601
Palabora Mining Co. Ltd. ........................           Metals & Mining                  483,800           2,546,316
Plate Glass & Shatterprufe Industries Ltd. ......   Building Materials & Components               20                 190
Polifin Ltd. ....................................              Chemicals                     397,610             352,102
*Rainbow Chicken Ltd. ...........................      Food & Household Products             600,769              40,152
Rembrandt Group Ltd. ............................           Multi-Industry                    66,270             409,689
Reunert Ltd. ....................................      Electrical & Electronics            5,074,900           5,681,175

                                                                              27

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
*Sappi Ltd. .....................................       Forest Products & Paper            2,492,279      $    9,265,365
Sasol Ltd. ......................................           Energy Sources                    21,823             125,250
South African Breweries Ltd. ....................         Beverages & Tobacco                228,888           4,665,720
South African Iron & Steel Industrial Corp.
  Ltd. ..........................................           Metals & Mining               42,609,987           7,973,799
Sun International (South Africa) Ltd. ...........          Leisure & Tourism               8,382,942           2,787,311
Tongaat-Hulett Group Ltd. .......................           Multi-Industry                    39,900             295,000
Toyota South Africa Limited......................             Automobiles                    129,300             464,486
Voltex Holdings Ltd. ............................      Electrical & Electronics              487,030             179,025
                                                                                                          --------------
                                                                                                              85,250,238
                                                                                                          --------------
SOUTH KOREA 1.9%
Asia Cement Manufacturing Company Ltd. ..........   Building Materials & Components          147,390             697,768
*Boram Bank Co. Ltd. ............................               Banking                    1,204,657           2,123,285
BYC Co. Ltd. ....................................         Textiles & Apparel                  12,070             329,661
*Cho Hung Bank Co. Ltd. .........................               Banking                    1,204,000             732,221
*Cho Hung Bank Co. Ltd., GDR, Reg S..............               Banking                    1,500,000             937,500
*Cho Hung Bank Co. Ltd., GDR, 144A...............               Banking                    1,300,000             812,500
+*Choil Aluminium Mfg. Co. Ltd. .................           Metals & Mining                  237,556             519,059
*Daegu Bank Co. Ltd. ............................               Banking                    1,211,815           1,279,775
Daewoo Electric Components Co. Ltd. .............  Electronic Components & Instruments       189,000             316,606
*Daewoo Electronics Co. .........................      Electrical & Electronics            2,213,300           5,803,263
Dongbu Steel Co. Ltd. ...........................           Metals & Mining                  286,000             572,833
Dongkuk Steel Mill Co. Ltd. .....................           Metals & Mining                  313,700           1,096,693
Hae In Corp. Ltd. ...............................            Merchandising                   255,480           1,025,269
Hana Bank........................................               Banking                      343,034           1,236,721
Hana Bank, GDR...................................               Banking                    2,048,455           7,272,015
Hankook Cosmetics Co. Ltd. ......................       Health & Personal Care                52,400             286,235
*Hotel Shilla Co. ...............................          Leisure & Tourism                 428,750           1,408,349
Korea Electric Power Corp. ......................     Utilities Electrical & Gas             610,670           6,515,889
*Kyong Nam Bank..................................               Banking                      798,170             685,973
Kyung Dong Boiler Co. Ltd. ......................     Energy Equipment & Services             36,029             186,312
LG Electronics Inc...............................      Electrical & Electronics              427,000           3,498,725
LG Industrial Systems Ltd. ......................      Electrical & Electronics              474,000           1,156,519
Moon Bae Steel Co. Ltd. .........................           Metals & Mining                   15,480              64,378
Saehan Precision Co. Ltd. .......................      Electrical & Electronics               57,011             610,382
Samsung Display Devices Ltd. ....................      Electrical & Electronics              106,964           2,921,449
Samsung Electronics Co. Ltd. ....................           Multi-Industry                    92,320           2,857,684
*Samsung Heavy Industries Co. Ltd. ..............       Machinery & Engineering            1,362,980           6,800,009
Seah Steel Corp. ................................           Metals & Mining                   44,880             183,050
Shin Poong Paper Manufacturing Co. Ltd. .........       Forest Products & Paper              118,055             782,445
Shin Young Wocoal Inc............................         Textiles & Apparel                   8,580             296,207
Ssangyong Oil Refining Co. Ltd. .................     Energy Equipment & Services            639,110           4,329,004
+*Tong Yang Merchant Bank........................         Financial Services                 751,674           1,844,968
                                                                                                          --------------
                                                                                                              59,182,747
                                                                                                          --------------

 28

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SRI LANKA .1%
Aitken Spence & Co. Ltd. ........................           Multi-Industry                   151,733      $      220,408
Associated Motorways Ltd. .......................             Automobiles                     91,678              53,969
*Ceylon Holiday Resorts Inc......................          Leisure & Tourism                  66,600              28,514
Colombo Dock Yard Ltd. ..........................           Transportation                    30,000               6,766
Lanka Orix Leasing Co. Ltd. .....................         Financial Services                     982                 953
National Development Bank of Sri Lanka...........               Banking                      820,000           1,567,278
United Motor Lanka Ltd. .........................             Automobiles                    139,808              68,942
                                                                                                          --------------
                                                                                                               1,946,830
                                                                                                          --------------
THAILAND 3.6%
Advanced Info Service Ltd., fgn. ................         Telecommunications               1,212,000           5,157,447
American Standard Sanitaryware Public Co. Ltd.,
  fgn. ..........................................   Building Materials & Components          361,200           1,443,092
*Asia Fibre Public Co. Ltd., fgn. ...............         Textiles & Apparel                 607,500              20,106
Ayudhya Insurance Public Co. Ltd., fgn. .........              Insurance                     302,600           1,101,664
Bangkok Bank Public Co. Ltd. ....................               Banking                   17,033,112          17,516,321
Bangkok Bank Public Co. Ltd., fgn. ..............               Banking                       20,596              25,319
Bangkok Insurance Public Co. Ltd. BKI............              Insurance                     195,200             899,858
Bangkok Insurance Public Co. Ltd. BKI, fgn. .....              Insurance                       8,000              60,520
Bank of Ayudhya Public Co. Ltd., fgn. ...........               Banking                   28,191,400           3,665,548
Banpu Public Co. Ltd. ...........................           Energy Sources                   796,400             771,924
Banpu Public Co. Ltd., fgn. .....................           Energy Sources                   121,600             198,355
*Charoen Pokphand Feedmill Public Co. Ltd. ......      Food & Household Products           1,009,500             739,823
*Charoen Pokphand Feedmill Public Co. Ltd.,
  fgn. ..........................................      Food & Household Products           1,217,300           1,021,611
*Dusit Thani Public Company Ltd., fgn. ..........          Leisure & Tourism                 296,000             285,504
*Hana Microelectronics Co. Ltd., fgn. ...........      Electrical & Electronics            1,524,700           3,892,851
*Hua Thai Manufacturing Public Co. Ltd. .........         Textiles & Apparel                 175,000             239,953
Industrial Finance Corp. of Thailand.............         Financial Services               2,075,869             412,229
Industrial Finance Corp. of Thailand, fgn. ......         Financial Services              14,528,831           2,988,199
*Italian-Thai Development Public Co. Ltd. .......       Construction & Housing                30,000              15,248
*Italian-Thai Development Public Co. Ltd.,
  fgn. ..........................................       Construction & Housing             1,339,200             680,681
*Jasmine International Public Co. Ltd., fgn. ....         Telecommunications              10,229,000           3,325,030
*Karat Sanitaryware Public Co. Ltd., fgn. .......   Building Materials & Components          466,800              69,523
Kian Gwan (Thailand) Public Co. Ltd., fgn. ......             Real Estate                     96,000             112,340
*Land and House Public Co. Ltd. .................             Real Estate                  6,274,897           1,112,570
*Land and House Public Co. Ltd., fgn. ...........             Real Estate                  3,582,028             846,815
*National Petrochemical Public Company Ltd.,
  fgn. ..........................................              Chemicals                     711,400             197,611
*Phatra Thanakit Public Co. Ltd., fgn. ..........         Financial Services              11,200,279           1,006,172
Regional Container Lines Public Co. Ltd. ........           Transportation                   225,000             175,532
Regional Container Lines Public Co. Ltd.,
  fgn. ..........................................           Transportation                 1,166,600           1,103,168
Saha Pathanapibul Public Co. Ltd., fgn. .........      Food & Household Products             284,500             237,924
Saha Union Public Co. Ltd. ......................           Multi-Industry                 8,387,870           4,808,649
Saha Union Public Co. Ltd., fgn. ................           Multi-Industry                 2,314,410           1,408,890
*Sanyo Universal Electric Public Co Ltd.,
  fgn. ..........................................   Appliances & Household Durables        1,449,200             274,080
*Serm Suk Public Co. Ltd. .......................      Food & Household Products             622,900           2,945,154
*Serm Suk Public Co. Ltd., fgn. .................      Food & Household Products              12,000              85,106
*SG Asia Credit Public Co. Ltd. .................         Financial Services                 147,400              29,271
*SG Asia Credit Public Co. Ltd., fgn. ...........         Financial Services                 373,268             130,158

                                                                              29

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
*Siam Cement Public Co. Ltd. ....................   Building Materials & Components        1,434,750      $    6,105,318
*Siam Cement Public Co. Ltd., fgn. ..............   Building Materials & Components          819,850           3,953,887
Siam Commercial Bank Ltd., fgn. .................               Banking                    6,800,358           2,170,327
Siam Commercial Bank Ltd., loc...................               Banking                    4,263,579           1,310,320
Siam Makro Public Company Ltd., fgn. ............            Merchandising                 3,472,200           4,760,936
*Sino-Thai Engineering & Construction Public Co.,
  fgn. ..........................................       Construction & Housing             1,280,200             142,244
*Textile Prestige Public Co. Ltd., fgn. .........         Textiles & Apparel                  99,000              11,819
Thai Airways International Public Co. Ltd.,
  fgn. ..........................................           Transportation                 5,438,900           4,532,417
*Thai Asahi Glass Public Co. Ltd. ...............   Building Materials & Components           40,700               3,368
*Thai Asahi Glass Public Co. Ltd., fgn. .........   Building Materials & Components           32,000               2,648
*Thai Engine Manufacturing Public Company
  Ltd. ..........................................       Machinery & Engineering            1,051,000             366,483
Thai Farmers Bank Public Co. Ltd. ...............               Banking                   22,701,641          16,368,796
Thai Farmers Bank Public Co. Ltd., fgn. .........               Banking                          259                 228
*Thai Investments and Securities Ltd. ...........         Financial Services               3,044,300             359,846
Thai Military Bank Ltd., fgn. ...................               Banking                   12,267,500           1,508,061
*Thai Petrochemical Industry Public Co. Ltd.,
  fgn. ..........................................              Chemicals                  16,064,740           1,139,343
Thai Plastic and Chemical Co. Ltd., fgn. ........              Chemicals                       2,500               4,639
Thai Rayon Public Co. Ltd. ......................         Textiles & Apparel                 108,500             147,488
Thai Rayon Public Co. Ltd., fgn. ................         Textiles & Apparel                  11,400              15,496
*Thai Telephone & Telecommunication Public Co.
  Ltd. ..........................................         Telecommunications                  97,900              11,341
*Thai Telephone & Telecommunication Public Co.
  Ltd., fgn. ....................................         Telecommunications               3,583,500             448,996
Thai Wacoal Public Co. Ltd. .....................         Textiles & Apparel                 121,276             295,306
Thai Wacoal Public Co. Ltd., fgn. ...............         Textiles & Apparel                 168,224             409,623
*Thai Wah Public Co. Ltd., fgn. .................           Multi-Industry                   198,900               9,404
*Tipco Asphalt Public Co. Ltd., fgn. ............   Building Materials & Components        3,219,600           3,653,447
*Total Access Communication Public Co. Ltd. .....         Telecommunications               3,570,400           3,820,328
*United Communications Industry Public Co. Ltd.,
  fgn. ..........................................         Telecommunications               5,524,800           2,612,199
*United Communications Industry Public Co. Ltd.,
  loc............................................         Telecommunications                 465,200             129,222
United Motor Works (Siam) Public Co. Ltd. .......       Machinery & Engineering               30,400              20,123
*United Standard Terminal Public Co. Ltd.,
  fgn. ..........................................   Wholesale & International Trade          311,200             169,210
                                                                                                          --------------
                                                                                                             113,487,109
                                                                                                          --------------
TURKEY 5.7%
Akbank...........................................               Banking                1,403,418,610          45,305,555
*Akbank, new.....................................               Banking                  921,730,076          26,295,570
Alarko Sanayii ve Ticaret SA.....................   Appliances & Household Durables        8,639,999             543,243
*Anadolu Anonim Turk Sigorta Sirketi, br. .......              Insurance                  66,656,000           1,138,456
Arcelik AS.......................................   Appliances & Household Durables      320,618,390          15,043,994
Beko Elektronik AS...............................   Appliances & Household Durables       97,855,075           2,571,267
Borusan AS.......................................        Industrial Components            13,163,000             543,517
*Cimentas Izmir Cimento Fabrikasi Turk AS........   Building Materials & Components       41,113,133           2,314,929
Erciyas Biracilik................................      Food & Household Products          94,319,000          14,339,002
*Eregli Demir ve Celik Fabrikalari AS............           Metals & Mining               93,703,750          14,597,222
Finansbank.......................................               Banking                  332,910,192           4,748,686
*Finansbank, new.................................               Banking                  233,205,812           2,713,731
Izocam Ticaret ve Sanayii AS, br. ...............   Building Materials & Components       63,972,956           1,008,583
Kartonsan........................................       Forest Products & Paper           52,684,250           4,103,566

 30

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                            SHARES/
                                                              INDUSTRY                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
TURKEY (CONT.)
Koc Holding AS...................................           Multi-Industry                35,743,831      $    6,976,989
Marshall Boya ve Vernik Sanayii AS...............        Industrial Components             5,233,160             736,650
*Netas Northern Electric Telekomunic Asyon AS....      Electrical & Electronics            6,373,000           1,698,510
Sabanci Holdings AS, ADR.........................           Multi-Industry                 1,153,500          17,763,900
Tat Konserve Sanayii AS..........................      Food & Household Products          28,469,432             951,118
*Tofas Turk Otomobil Fabrikasi AS................             Automobiles                 45,972,475           1,941,405
Turk Demir Dokum, br.............................   Appliances & Household Durables       39,526,602             675,098
*Turkey Garanti Bankasi AS.......................               Banking                  266,392,741          12,249,666
Vakif Finansal Kiralama AS.......................         Financial Services              51,956,409             750,872
                                                                                                          --------------
                                                                                                             179,011,529
                                                                                                          --------------
VENEZUELA 2.0%
Ceramica Carabobo CA, A..........................   Building Materials & Components          415,404              82,667
Ceramica Carabobo CA, A, ADR.....................   Building Materials & Components           45,806              91,156
Ceramica Carabobo CA, B..........................   Building Materials & Components        1,913,813             401,629
Corporacion Industrial Carabobo Saca SIC, A......   Building Materials & Components        4,394,508              55,651
Corporacion Industrial Carabobo Saca SIC, B......   Building Materials & Components       19,709,400             226,420
Electricidad de Caracas SAICA SACA...............     Utilities Electrical & Gas         122,986,706          55,568,796
Industrias Ventane IVE...........................     Utilities Electrical & Gas          15,816,656             686,741
Inmuebles Y Valores SA...........................   Building Materials & Components        1,015,000               9,420
*Manufacturera de Aparatos Domesticos SA.........   Appliances & Household Durables          527,478             189,900
Mavesa SA, ADR...................................      Food & Household Products           1,144,825           3,649,130
Siderurgica Venezolana Sivensa Saica Svs., ADR...           Metals & Mining                   71,878             441,474
Venezolana de Cementos-Vencemos, #1..............   Building Materials & Components        1,547,750           1,540,040
Venezolana de Cementos-Vencemos, #2..............   Building Materials & Components        1,528,537           1,519,536
                                                                                                          --------------
                                                                                                              64,462,560
                                                                                                          --------------
ZIMBABWE .1%
Delta Corp. .....................................           Multi-Industry                   682,604             447,236
Meikles Africa Ltd. .............................           Multi-Industry                   172,000             210,700
TA Holdings......................................           Multi-Industry                    50,000               2,915
Zimbabwe Sun Ltd. ...............................           Multi-Industry                 9,926,125           1,543,207
                                                                                                          --------------
                                                                                                               2,204,058
                                                                                                          --------------
TOTAL LONG TERM SECURITIES (COST
  $3,494,016,971)................................                                                          2,341,591,289
                                                                                                          --------------

                                                                              31

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                      PRINCIPAL AMOUNT**       VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (COST $729,982,161) 23.2%
U.S. Treasury Bills, 4.935% to 5.130% with
  maturities to 12/17/98.........................                                        $742,563,000      $  730,229,728
                                                                                                           --------------
TOTAL INVESTMENTS (COST $4,223,999,132) 97.6%....                                                           3,071,821,017
OTHER ASSETS, LESS LIABILITIES 2.4%..............                                                              75,040,639
                                                                                                           --------------
TOTAL NET ASSETS 100.0%..........................                                                          $3,146,861,656
                                                                                                           ==============

CURRENCY ABBREVIATIONS:

HUF  -- Hungary Fornit
MYR  -- Malaysia Ringget
ZAR  -- South Africa C Rand

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1998 were $25,371,747.



                       See Notes to Financial Statements.
 32

PAGE



TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $4,223,999,132)...........................................    $ 3,071,821,017
 Cash.......................................................          3,717,083
 Receivables:
  Investment securities sold................................         89,657,829
  Fund shares sold..........................................          8,531,073
  Dividends and interest....................................         17,317,880
                                                                ---------------
      Total assets..........................................      3,191,044,882
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................         22,266,919
  Fund shares redeemed......................................         12,834,600
  To affiliates.............................................          6,477,689
 Accrued liabilities........................................          2,604,018
                                                                ---------------
      Total liabilities.....................................         44,183,226
                                                                ---------------
Net assets, at value........................................    $ 3,146,861,656
                                                                ===============

Net assets consist of:
 Undistributed net investment income........................    $    14,612,822
 Net unrealized depreciation................................     (1,152,178,115)
 Accumulated net realized gain..............................         23,249,958
 Beneficial shares..........................................      4,261,176,991
                                                                ---------------
Net assets, at value........................................    $ 3,146,861,656
                                                                ===============

CLASS I:
 Net asset value per share ($2,677,075,918 / 252,959,911
   shares outstanding)......................................             $10.58
                                                                ---------------
 Maximum offering price per share ($10.58 / 94.25%).........             $11.23
                                                                ===============

CLASS II:
 Net asset value per share ($348,059,978 / 33,315,059 shares
   outstanding)*............................................             $10.45
                                                                ---------------
 Maximum offering price per share ($10.45 / 99.00%).........             $10.56
                                                                ===============
-
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($121,725,760 / 11,501,123 shares outstanding)............             $10.58
                                                                ===============


*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              33

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $3,161,675)
 Dividends..................................................    $ 56,837,045
 Interest...................................................      13,807,913
                                                                ------------
      Total investment income...............................                       $  70,644,958
Expenses:
 Management fees (Note 3)...................................      23,965,673
 Administrative fees (Note 3)...............................       1,723,077
 Distribution fees (Note 3)
  Class I...................................................       4,359,506
  Class II..................................................       2,048,546
 Transfer agent fees (Note 3)...............................       3,342,600
 Custodian fees.............................................       3,497,070
 Reports to shareholders....................................         670,000
 Registration and filing fees...............................         250,700
 Professional fees..........................................          65,000
 Trustees' fees and expenses................................          89,053
 Other......................................................          37,973
                                                                ------------
      Total expenses........................................                          40,049,198
                                                                                   -------------
          Net investment income.............................                          30,595,760
                                                                                   -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     132,975,978
  Foreign currency transactions.............................      (3,013,510)
                                                                ------------
      Net realized gain.....................................                         129,962,468
      Net unrealized depreciation on investments............                        (838,276,233)
                                                                                   -------------
Net realized and unrealized loss............................                        (708,313,765)
                                                                                   -------------
Net decrease in net assets resulting from operations........                       $(677,718,005)
                                                                                   =============

                       See Notes to Financial Statements.
 34

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1998            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1997
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   30,595,760         $   42,248,481
  Net realized gain from investments and foreign currency
    transactions............................................        129,962,468            135,718,049
  Net unrealized depreciation on investments................       (838,276,233)          (743,217,777)
                                                                ----------------------------------------
    Net decrease in net assets resulting from operations....       (677,718,005)          (565,251,247)
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................        (16,219,745)           (39,274,553)
   Class II.................................................         (2,009,465)            (1,913,743)
   Advisor Class............................................           (580,115)            (1,069,766)
  Net realized gains:
   Class I..................................................        (13,516,454)          (131,568,835)
   Class II.................................................         (1,668,990)           (14,713,519)
   Advisor Class............................................           (546,038)            (2,542,361)
  In excess of net realized gains:
   Class I..................................................                 --            (79,901,425)
   Class II.................................................                 --             (9,361,096)
   Advisor Class............................................                 --             (1,718,507)
 Beneficial share transactions (Note 2):
   Class I..................................................       (160,273,806)           853,998,736
   Class II.................................................         24,839,851            280,828,480
   Advisor Class............................................         49,882,354            121,778,243
                                                                ----------------------------------------
    Net increase (decrease) in net assets...................       (797,810,413)           409,290,407
Net assets:
 Beginning of period........................................      3,944,672,069          3,535,381,662
                                                                ----------------------------------------
 End of period..............................................     $3,146,861,656         $3,944,672,069
                                                                ========================================
Undistributed net investment income included in net assets:
 End of period..............................................     $   14,612,822         $    2,826,387
                                                                ========================================

                       See Notes to Financial Statements.
                                                                              35

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing market issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Brazilian government has exercised and may continue to exercise substantial influence over the exchange of Brazilian currency. Under current Brazilian law, whenever there occurs a serious imbalance of Brazil's balance of payments or serious reasons to foresee the imminence of such an imbalance, Brazil's National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. The Fund has investments in Brazilian companies with a value of approximately $358 million as of June 30, 1998.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

 36

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class I, Class II and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares, and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 1998                       DECEMBER 31, 1997
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS I SHARES:
Shares sold...........................................   47,882,132    $ 593,383,135         101,497,736    $ 1,720,171,397
Shares issued on reinvestment of distributions........    1,966,575       25,805,582          16,789,330        214,448,966
Shares redeemed.......................................  (63,020,395)    (779,462,523)        (67,019,990)    (1,080,621,627)
                                                        -------------------------------------------------------------------
Net increase (decrease)...............................  (13,171,688)   $(160,273,806)         51,267,076    $   853,998,736
                                                        ====================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 1998                       DECEMBER 31, 1997
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS II SHARES:
Shares sold...........................................    7,112,240    $  88,071,951          19,937,056    $   336,719,829
Shares issued on reinvestment of distributions........      233,973        3,034,453           1,673,980         21,068,086
Shares redeemed.......................................   (5,451,648)     (66,266,553)         (5,035,752)       (76,959,435)
                                                        -------------------------------------------------------------------
Net increase..........................................    1,894,565    $  24,839,851          16,575,284    $   280,828,480
                                                        ====================================================================

                                                                              37

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                                  JUNE 30, 1998                    DECEMBER 31, 1997*
                                                            -------------------------------------------------------------
                                                              SHARES         AMOUNT              SHARES         AMOUNT
                                                            -------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold...............................................   6,548,747    $ 81,738,032         10,481,151    $167,153,596
Shares issued on reinvestment of distributions............      73,633         963,922            388,246       4,881,386
Shares redeemed...........................................  (2,709,767)    (32,819,600)        (3,280,887)    (50,256,739)
                                                            -------------------------------------------------------------
Net increase..............................................   3,912,613    $ 49,882,354          7,588,510    $121,778,243
                                                            =============================================================

*Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                       AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 1998, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the period of $553,092 and $229,070, respectively.

Legal fees of $38,780 were paid to a law firm in which a partner is an officer of the Fund.

 38

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At June 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes of $4,334,952,269 was as follows:

Unrealized appreciation....................................  $   377,077,178
Unrealized depreciation....................................   (1,640,208,430)
                                                             ---------------
Net unrealized depreciation................................  $(1,263,131,252)
                                                             ===============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $195,271,107 and $745,992,063, respectively.

                                                                              39

PAGE


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PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial
Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund


FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)



*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.
                                                                          07/98




PAGE



TEMPLETON DEVELOPING
MARKETS TRUST


PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404-1585

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Developing Markets Trust, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

711 S98 08/98                  [LOGO] Printed on recycled paper